Segment Reporting - Reconciliation of Total Segment Assets to Total Assets Presented in Accompanying Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Consolidated total assets	$ 5,425,663	$ 5,637,795
Operating Segments | FPSO segment
Segment Reporting Information [Line Items]
Consolidated total assets	2,338,302	2,506,660
Operating Segments | Shuttle tanker segment
Segment Reporting Information [Line Items]
Consolidated total assets	1,718,549	1,765,664
Operating Segments | FSO segment
Segment Reporting Information [Line Items]
Consolidated total assets	485,646	516,567
Operating Segments | UMS segment
Segment Reporting Information [Line Items]
Consolidated total assets	188,175	190,440
Operating Segments | Towage segment
Segment Reporting Information [Line Items]
Consolidated total assets	424,377	398,610
Operating Segments | Conventional tanker segment
Segment Reporting Information [Line Items]
Consolidated total assets	3,804	3,360
Unallocated | Cash and cash equivalents and restricted cash
Segment Reporting Information [Line Items]
Consolidated total assets	253,627	250,294
Unallocated | Other assets
Segment Reporting Information [Line Items]
Consolidated total assets	$ 13,183	$ 6,200